5. STOCK HOLDERS' EQUITY	9 Months Ended
Sep. 30, 2013
Equity [Abstract]
5. STOCK HOLDERS' EQUITY

Preferred Stock

The Company is authorized to issue 5,000,000 shares of preferred stock, with no par value.  No shares of preferred stock have been issued or are outstanding, and no rights, privileges or preferences have been determined and designated by the board of directors.

Common Stock

The Company is authorized to issue 100,000,000 shares of no-par value common stock.

On June 30, 2013, the Company issued 12,400,000 shares of common stock to its founders for cash consideration of $0.001 per share.

Between July 11, 2013 and August 8, 2013, the Company issued 707,000 shares of its common stock for cash consideration of $1.00 per share.

On August 14, 2013, following the reverse merger of ACS with the Company, existing shareholders of the Company owned 9,724,200 shares of its common shares However, 8,000,000 of these shares were then immediately purchased by the Company for cash consideration of $100,000 and cancelled.

Between August 14, 2013 and September 19 2013, the Company issued a further 266,000 shares of its common stock for cash consideration of $1.00 per share.

At September 30, 2013, the Company had 15,097,200 shares of its common stock issued and outstanding.